Goodwill and Intangibles - Schedule of Estimated Amortization Expense for Intangible Assets (Detail) - Core Deposit Intangible - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Finite Lived Intangible Assets [Line Items]
Remainder of 2018	$ 176
2018		$ 703
2019	703	703
2020	703	703
2021	607	607
2022	371	$ 371
2023	$ 239